Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents	$ 1,638,924	$ 1,383,533
Investments	276,691	276,429
Receivables, net	3,918,814	3,378,996
Contract assets	69,735	88,466
Inventories, net	5,805,494	5,427,302
Prepaid expenses and other current assets	270,537	582,048
Total Current Assets	11,980,195	11,136,774
Property and equipment, net	1,920,967	1,695,311
Operating lease right-of-use assets	3,094,573	3,192,604
Goodwill	19,452,270	19,452,270
Intangible assets, net	11,079,205	11,443,897
Other long-term assets	85,691	85,691
TOTAL ASSETS	47,612,901	47,006,547
Accounts payable and accrued expenses	5,911,576	4,818,672
Contract liabilities	1,696,449	2,547,903
Customer deposits	3,677,543	3,465,259
Due to related parties	193,762	193,762
Current portion of operating lease liabilities	595,039	613,696
Current portion of finance lease liabilities	143,865	100,652
Current portion of notes payable, net	686,285	692,522
Total Current Liabilities	12,904,519	12,432,466
Operating lease liabilities, net of current portion	2,542,790	2,607,862
Finance lease liabilities, net of current portion	698,409	455,905
Notes payable, net of current portion	222,399	251,401
Convertible notes payable, net of current portion	26,880,029	26,630,655
Contingent note payable, net of current portion	1,001,183	1,001,183
Deferred tax liability, net	1,981,000	2,070,000
TOTAL LIABILITIES	46,230,329	45,449,472
Mezzanine Equity
Series A senior convertible preferred shares, 4,450,460 shares designated; 1,684,849 and 1,818,182 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	1,415,100	1,655,404
Series B senior convertible preferred shares, 583,334 shares designated; 426,999 and zero shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	1,113,650
TOTAL MEZZANINE EQUITY	2,528,750	1,655,404
Allocation shares, 1,000 shares authorized; 1,000 shares issued and outstanding as of March 31, 2022 and December 31, 2021	1,000	1,000
Common shares, $0.001 par value, 500,000,000 shares authorized; 4,995,232 and 4,842,851 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	4,995	4,843
Distribution receivable	(2,000,000)	(2,000,000)
Additional paid-in capital	21,983,594	21,719,410
Accumulated deficit	(22,012,401)	(20,754,394)
TOTAL 1847 HOLDINGS SHAREHOLDERS’ DEFICIT	(2,022,812)	(1,029,141)
NON-CONTROLLING INTERESTS	876,634	930,812
TOTAL SHAREHOLDERS’ DEFICIT	(1,146,178)	(98,329)	$ 274,723
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	$ 47,612,901	47,006,547
Previously Reported [Member]
Cash and cash equivalents		1,383,533	976,538
Restricted cash			403,811
Investments		276,429
Discontinued operations – current assets			1,324,608
Receivables, net		3,378,996	525,625
Contract assets		88,466	70,230
Inventories, net		5,427,302	2,022,754
Prepaid expenses and other current assets		582,048	550,964
Total Current Assets		11,136,774	5,874,530
Investments long-term			276,270
Discontinued operations – long-term assets			2,457,770
Property and equipment, net		1,695,311	398,503
Operating lease right-of-use assets		3,192,604	357,208
Goodwill		19,452,270	5,989,817
Intangible assets, net		11,443,897	3,885,467
Other long-term assets		85,691	375
TOTAL ASSETS		47,006,547	19,239,940
Accounts payable and accrued expenses		4,818,672	2,558,559
Advances, related party		193,762	190,192
Contract liabilities		2,547,903	77,403
Lines of credit			301,081
Customer deposits		3,465,259	3,370,957
Due to seller			33,630
Note payable – related party			56,900
Current portion of operating lease liabilities		613,696	66,803
Discontinued operations – current liabilities			999,122
Current portion of notes payable, net		793,174	429,183
Total Current Liabilities		12,432,466	8,083,830
Vesting note payable – related party		1,001,183	498,979
Discontinued operations – long-term liabilities			5,981,467
Operating lease liabilities, net of current portion		2,607,862	291,183
Notes payable, net of current portion		707,306	1,138,331
Convertible notes payable, net of current portion		26,630,655
Deferred tax liability, net		2,070,000
TOTAL LIABILITIES		45,449,472	15,993,790
Mezzanine Equity
Allocation shares, 1,000 shares authorized; 1,000 shares issued and outstanding as of March 31, 2022 and December 31, 2021		1,000	1,000
Series A convertible preferred shares, 1,818,182 and 2,632,278 outstanding as of December 31, 2021 and 2020, respectively		1,655,404	2,971,427
Common shares, $0.001 par value, 500,000,000 shares authorized; 4,995,232 and 4,842,851 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively		4,843	4,444
Distribution receivable		(2,000,000)	(2,000,000)
Additional paid-in capital		21,719,410	17,005,491
Accumulated deficit		(19,914,957)	(13,856,973)
TOTAL 1847 HOLDINGS SHAREHOLDERS’ DEFICIT		1,465,700	4,125,389
NON-CONTROLLING INTERESTS		91,375	(879,239)
TOTAL SHAREHOLDERS’ DEFICIT		1,557,075	3,246,150
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT		$ 47,006,547	$ 19,239,940